Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term Debt:

9.       Long-term debt:

New Financing Activities during the year ended December 31, 2019

i) SEB Facility:

On January 28, 2019, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), (the “SEB Facility”), for the financing of an amount up to $71,420. The facility is available in four tranches. The first two tranches of $32,825 each were drawn on January 30, 2019 and used together with cash on hand to refinance the outstanding amounts under the lease agreements of Star Laetitia and Star Sienna (Note 7). Each tranche matures six years after the drawdown date and is repayable in 24 consecutive, quarterly principal payments of $677 for each of the first 10 quarters and of $524 for each of the remaining 14 quarters, and a balloon payment of $18,723 payable simultaneously with the last quarterly installment, which is due in January 2025. Two tranches of approximately $1,260 each, were used to finance the acquisition and installation of scrubber equipment for the respective vessels. The first tranche concerning the vessel Star Sienna was drawn in September 2019 and the second is also expected to be drawn in March 2020. Both tranches are repayable in 12 equal quarterly installments. The SEB Facility is secured by a first priority mortgage on the two vessels.

ii) E SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of $37,100 which was used to refinance the outstanding amount under the lease agreement of Star Ariadne (Note 7). On March 1, 2019, the Company drew the amount of $37,100, which is repayable in 20 consecutive, quarterly principal payments of $618, plus a balloon payment of $24,733 payable simultaneously with the last quarterly installment, which is due in March 2024. The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne.

iii) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount up to $36,645 that is to be used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). As of December 31, 2019, three tranches of $33,311 in aggregate were drawn and the last tranche of $3,331 was drawn in January 2020. The facility is repayable in 10 consecutive semi-annual installments of $3,664 and is secured by a second-priority mortgage on 22 vessels of the Company’s fleet.

 iv) ING $100,600 Facility:

On March 28, 2019, the Company entered into an amended and restated facility agreement with ING Bank N.V., London Branch, the “ING $100,600 Facility”, in order to increase the financing by $52,800 and to include additional borrowers under the existing ING $47,800 Facility. The additional financing amount of $52,800 is available in four tranches. The first two tranches of $32,100 and $17,400, respectively, were drawn in March 2019 and April 2019, respectively and used to refinance the outstanding amounts under the lease agreements of Star Magnanimus and Star Alessia (Note 7). Each tranche is repayable in 28 consecutive, quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700, respectively, for each of the two vessels, both due seven years after the drawdown date. The remaining two tranches of $1,400 each, were drawn in May 2019 and November 2019 and were used to finance the acquisition and installation of scrubber equipment for the aforementioned vessels. Both tranches are repayable in 16 equal quarterly installments of $88 each. Under the ING $47,800 Facility, two tranches of $22,500, were drawn in October 2018, which are repayable in 28 equal quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment and used to refinance the outstanding amount under the then existing agreement with Deutsche Bank (the “Deutsche Bank $85,000 Facility”) of the vessels Peloreus and Leviathan. In addition under the ING $47,800 Facility two tranches of $1,400 each, were drawn in July 2019 and used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan. The respective tranches are repayable in 16 quarterly installments, of $88 each. The ING $100,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus and Star Alessia.

v) Citibank $62,600 Facility:

On May 8, 2019, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citibank $62,600 Facility”). In May 2019, the Company drew the aggregate amount of $62,563, which was used, together with cash on hand, to refinance the outstanding amounts under the lease agreements of Star Virgo and Star Marisa (Note 7). The facility is repayable in 20 quarterly principal payments of $1,298 and a balloon payment of $36,611 payable simultaneously with the last quarterly installment, which is due in May 2024. The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.

vi) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC Bank Co., Ltd, (the “CTBC Facility”), for an amount of $35,000, which was used to refinance the outstanding amount under the lease agreement of the Star Karlie (Note 7). The facility is repayable in 20 quarterly principal payments of $730 and a balloon payment of $20,400 payable simultaneously with the last quarterly installment, which is due in May 2024. The CTBC Facility is secured by first priority mortgage on the aforementioned vessel.

vii) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT Facility”), for an amount of $17,500. The amount was drawn in August 2019 and was used to refinance the outstanding amount of $11,161 of Star Aquarius under the then existing loan with NIBC (the “NIBC $32,000 Facility”). The facility is repayable in 27 quarterly principal payments of $313 and a balloon payment of $9,063, which is due in August 2026. The NTT Facility is secured by first priority mortgage on Star Aquarius.

viii) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amount under the lease agreements of Katie K, Debbie H and Star Ayesha (Note 7). The facility is available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

ix) HSBC Working Capital Facility:

In September 2019, the Company entered into a committed term sheet with HSBC France for a revolving facility of an amount up to $30,000 (the “HSBC Working Capital Facility”), in order to finance working capital requirements. The agreement is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility. The execution of customary definitive documentation was made on February 6, 2020 (Note 21).

Pre - Existing Loan Facilities

i)	NBG $30,000 Facility:

On April 19, 2018, the Company entered into a loan agreement with the National Bank of Greece (the “NBG $30,000 Facility”), for the refinancing of the then existing agreement with Commerzbank (the “Commerzbank $120,000 Facility”). On May 3, 2018, the Company drew $30,000 under the NBG $30,000 Facility, which was used along with cash on hand to fully repay the outstanding amount of $34,726 under the Commerzbank $120,000 Facility. The NBG $30,000 Facility matures in February 2023. During 2019, an amount of $16,326 in aggregate, was prepaid in connection with the sale of four vessels under the NBG $30,000 Facility (Note 5) and the quarterly installments were amended to $359, and the final balloon payment, which is payable together with the last installment, was amended to $4,516. As of December 31, 2019, the NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Theta and Star Iris.

ii)	Credit Agricole $43,000 Facility:

On August 21, 2018, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $43,000 Facility”) for the financing of an aggregate amount of $43,000, to refinance the outstanding amount of $44,100 under the then existing agreement with Credit Agricole (the “Credit Agricole $70,000 Facility”). The amount of $43,000 was drawn on August 23, 2018, in two equal tranches of $21,500, each being repayable in 20 equal quarterly installments of $625 and a balloon payment of $9,000, payable together with the last installment. The facility is secured by the vessels Star Borealis and Star Polaris.

iii)	HSBC $80,000 Facility:

On September 26, 2018, the Company entered into a loan agreement with HSBC Bank plc (the “HSBC $80,000 Facility”) to refinance the aggregate outstanding amount of $74,647 under the then existing agreement with HSH Nordbank (the “HSH Nordbank $64,500 Facility”) and with HSBC Bank plc (the “HSBC $86,600 Facility”). The amount of $80,000 was drawn on September 28, 2018. During 2019, an amount of $7,505 in aggregate, was prepaid in connection with the sale of two vessels under the HSBC $80,000 Facility (Note 5) and the quarterly installments were amended to $2,140 and the final balloon payment, which is payable together with the last installment in August 2023, was amended to $29,095. As of December 31, 2019, the facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron, and Star Zeta.

iv)

DNB $310,000 Facility:

On September 27, 2018, the Company entered into a loan agreement with DNB Bank ASA (the “DNB $310,000 Facility”), for an amount of up to $310,000, available in two tranches. The first tranche of $240,000 was used to refinance the aggregate outstanding amount of $240,440 under the then existing facilities with (i) ABN AMRO (the “ABN $87,458 Facility”), (ii) DNB, SEB and CEXIM (the “DNB-SEB-CEXIM $227,500 Facility”), (iii) DNB (the “DNB $120,000 Facility”), (iv) Deutsche Bank AG (the “Deutsche Bank AG $39,000 Facility”) and (v) ABN AMRO Bank N.V.(the “ABN AMRO Bank N.V $30,844 Facility”). The loan is secured by a first priority mortgage on Big Bang, Strange Attractor, Big Fish, Pantagruel, Gargantua, Goliath, Maharaj, Star Poseidon, Star Nasia, Diva, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Sirius, Star Vega, Star Triumph, Star Charis, Star Suzanna, Star Angelina and Star Gwyneth. The first tranche was drawn down on September 28, 2018 and is repayable in 20 equal quarterly installments of $8,696 and a balloon payment of $66,087 payable together with the last installment. During 2019, an amount of $ 51,202 in aggregate, was drawn from the second tranche of $70,000, which was used to finance the acquisition and installation of scrubber equipment for the mortgaged vessels under the DNB $310,000 Facility. The second tranche is repayable in 12 quarterly installments, each in an amount equal to 5.55% of the aggregate amount drawn and the remaining balance will be repaid in the form of a balloon installment in September 2023.

v)	Citi $130,000 Facility:

On October 18, 2018, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citi $130,000 Facility”) for an amount of up to $130,000, to refinance the aggregate outstanding amount of $100,075 under the then existing agreement with Citibank N.A., London Branch (the “Citi Facility”) and the existing indebtedness of five of the Augustea Vessels (as described below). The amount under Citi $130,000 Facility was available in two equal tranches of $65,000, which were drawn on October 23, 2018 and November 5, 2018. Each tranche is repayable in 20 equal quarterly installments of $1,825, commencing in January 2019, and a balloon payment along with the last installment in an amount of $28,500. The Citi $130,000 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.

vi)	ABN $115,000 Facility:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO BANK (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of four of the Augustea Vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey (as described below) and the second was used to partially finance the acquisition cost of Star Bright (Note 5). The first and the second tranche are repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments are due along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of Star Marianne and Star Janni (Note 5). Each of the third and the fourth tranche is repayable in 19 equal quarterly installments of $672 and balloon payment along with the last installment in an amount of $5,114. The loan is secured by a first priority mortgage on the four Augustea vessels and the Step 1 Vessels.

vii)

DVB $24,750 Facility:

On October 30, 2014, the Company and DVB Bank SE, Frankfurt entered into an agreement with respect to a credit facility (the “DVB $24,750 Facility”), to partially finance the acquisition of 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Star Martha. On October 31, 2014, the Company drew $24,750 which is repayable in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020. The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC.

viii)	Sinosure Facility:

On February 11, 2015, the Company and Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc entered into six seperate agreements with respect to credit facilities (the “Sinosure Facility”) for the financing of an aggregate amount of $98,165 to partially finance the construction cost of the newbuilding vessels, Honey Badger, Wolverine, Star Antares, Star Lutas, Kennadi, Mackenzie, (the “Sinosure Financed Vessels”). The financing under the Sinosure Facility was available in six separate tranches, one for each of the Sinosure Financed Vessels, and is credit insured (95%) by China Export & Credit Insurance Corporation. Each tranche matures twelve years after each drawdown date and is repayable in 48 equal and consecutive quarterly installments. The Sinosure Facility is secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels. The vessels Honey Badger and Wolverine were delivered to the Company in February 2015. The vessel Star Antares was delivered to the Company in October 2015. The vessels Star Lutas and Kennadi were delivered to the Company in early January 2016 and the vessel Mackenzie was delivered to the Company in March 2016.

ix)	Assumed debt as part of the acquisition of Augustea Vessels:

As part of the acquisition of the Augustea Vessels the Company assumed debt of approximately $308,279 including finance lease obligations of $127,101 through bareboat leases for four of the Augustea vessels. During the fourth quarter of 2018, the Company used proceeds from (i) the second tranche of Citi $130,000 Facility to refinance the aggregate outstanding amount of $60,790 under the then existing agreement with Credit Suisse for five Augustea Vessels and (ii) the first tranche of ABN $115,000 Facility to refinance the aggregate outstanding amount of $69,907 under the then existing agreement with ABN AMRO for four Augustea Vessels. The remaining three Augustea vessels are financed under the two loan agreements described below:

a) BNP Facility:

BNP Paribas provided financing under secured term loan agreement in two tranches, for the vessels Star Despoina and Star Pierra (the “BNP Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the first and the second tranche was $15,914 and $14,977, respectively. The outstanding balance of the first tranche is repayable in 16 remaining quarterly installments, the first 15 of which are in an amount of $500 and the sixteenth is in an amount of $8,414. The outstanding balance of the second tranche is repayable in 17 remaining quarterly installments, the first 16 of which of $500 and the seventeenth is in an amount of $6,977. The loan is secured by a first priority mortgage on the two Augustea vessels.

b) Bank of Tokyo Facility:

Bank of Tokyo provided financing under secured term loan agreement for the vessel Star Monica (the “Bank of Tokyo Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the Bank of Tokyo Facility was $16,000 and is repayable in 17 remaining quarterly installments, the first sixteen of which are in the amount of $346 and the seventeenth is in an amount of $10,464. The loan is secured by a first priority mortgage on Star Monica.

x)	Issuance of 8.30% 2022 Notes:

On November 9, 2017, the Company completed a public offering of $50,000 aggregate principal amount of senior unsecured notes due in 2022 (the “2022 Notes”). The 2022 Notes will mature on November 15, 2022. The 2022 Notes are not guaranteed by any of the Company’s subsidiaries and bear interest at a rate of 8.30% per year, payable quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018. The Company may redeem the 2022 Notes at its option, in whole or in part, at any time after May 15, 2019, at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest. In addition, the Company may redeem the 2022 Notes in whole, but not in part, at any time at its option, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.

In December 2017 the Company used the proceeds from the sale of the 2022 Notes to redeem in full the $50,000 aggregate principal amount of 8.00% Senior Notes due in 2019 (the “2019 Notes”) that had been issued in November 2014.

Scrubber Financing:

During the year ended December 31, 2019, the Company drew down an amount of (i) $33,311 under the Atradius Facility, (ii) $51,202 under the DNB $310,000 Facility, (iii) $1,260 under the SEB Facility, (iv) $5,600 under the ING $100,600 Facility and (v) $12,165 under the CMBL facility (Note 7), to finance the acquisition and installation of scrubber equipment for 10 Songa Vessels. As of December 31, 2019, the undrawn portion of scrubber-related financing under all facilities following these drawdowns stands at $46,227.

Supplemental Agreements executed during the year ended December 31, 2016

In July 2017, the Company finalized the execution of all supplemental agreements as per the restructuring letter agreements that it entered into as of August 31, 2016 with all the banks and export credit agencies (the “Supplemental Agreements”) providing at that time its senior credit facilities to, among other things, (i) defer principal payments owed from June 1, 2016 through June 30, 2018 to the due date of the balloon installments of each facility (the “ Deferred Amounts”), (ii) waive in full or substantially relax the financial covenants, effective during the period until and including December 31, 2019 and (iii) implement a cash sweep mechanism pursuant to which excess cash at consolidated level will be applied towards the payment of Deferred Amounts, payable pro rata based on each loan facility’s and lease agreement’s outstanding Deferred Amounts relative to the total Deferred Amounts at the end of each quarter. In exchange, the Company agreed to raise additional equity of not less than $50.0 million by September 30, 2016 (which condition was satisfied after the completion of the Company’s equity offering in September 2016) and impose restrictions on paying dividends until all Deferred Amounts have been repaid (the “Restructuring”).

In accordance with the terms of the Supplemental Agreements, in 2017 the Company distributed pro rata to all parties under the Restructuring (including the lease provider): an amount of $9,768. During the year ended December 31, 2018, the Company made the following payments: (i) in February 2018, an amount of $35,632, representing the excess cash resulting from the cash sweep mechanism as of December 31, 2017, (ii) in May and July 2018 an amount of $30,000 and $22,723, respectively, representing the repayments that were in total at least equivalent to the amortization payments scheduled prior to the commencement of debt amortization holidays for the first and second quarter 2018, as decided by the Company in light of its then improved performance and the improved dry bulk market in general and (iii) in October 2018, the Company repaid all outstanding Deferred Amounts that had been accumulated from June 1, 2016 through September 30, 2018 and were still outstanding.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp except for the Citi $130,000 Facility and BNP Facility which are also guaranteed by Star ABY LLC and the Bank of Tokyo Facility which is only guaranteed by Star ABY LLC.

Credit Facilities and Senior Notes Covenants:

The Company’s outstanding credit facilities and senior notes generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities and senior notes contain financial covenants requiring the Company to maintain various financial ratios, including:

•	a minimum percentage of aggregate vessel value to secured loans (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum EBITDA to interest coverage ratio;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2018 and 2019, the Company was required to maintain minimum liquidity, not legally restricted, of $53,500 and $58,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2018 and 2019, the Company was required to maintain minimum liquidity, legally restricted, of $8,956 and $ 8,443, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2019, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.

The weighted average interest rate (including the margin) related to the Company’s existing debt, 2019 Notes and 2022 Notes and bareboat leases for the years ended December 31, 2017, 2018 and 2019 was 4.72%, 5.59% and 5.28%, respectively. The commitment fees incurred during the years ended December 31, 2017, 2018 and 2019, with regards to the Company’s unused credit facilities were $6, $1,049 and $806, respectively. There are also no undrawn portions as of December 31, 2019 other than those described under the scrubber-related financing discussed above.

The principal payments required to be made after December 31, 2019, are as follows:

Twelve month periods ending	Amount
December 31, 2020	$150,350
December 31, 2021	144,621
December 31, 2022	166,764
December 31, 2023	361,263
December 31, 2024	116,272
December 31, 2025 and thereafter	186,767
Total Long term debt	$1,126,037
Unamortized debt issuance costs	(15,098)
Total Long term debt, net	$1,110,939
Current portion of long term debt	150,350
Long term debt, net	960,589

The 2022 Notes mature in November 2022 and are presented in the consolidated balance sheets as of December 31, 2019, net of unamortized debt issuance costs of $1,179.

All of the Company’s bank loans and applicable bareboat leases bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2017	2018	2019
Interest on financing agreements	$48,814	$69,977	$81,393
Less: Interest capitalized	(2,423)	(1,753)	(1,018)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	852	(3)	-
Amortization of debt issuance costs	2,660	3,253	5,590
Other bank and finance charges	555	2,241	1,652
Interest and finance costs	$50,458	$73,715	$87,617

During the years ended December 31, 2017, 2018 and 2019, in connection with the prepayments described above and of lease obligations discussed in Note 7, following (i) the sale of mortgaged vessels, (ii) the cancellation of certain loan commitments, (iii) the refinancing agreements entered into in 2018 and 2019 and (iv) the redemption of the 2019 Notes, as applicable, $1,257, $2,383 and $1,229, respectively, of unamortized debt issuance costs were written off and included under “Loss on debt extinguishment” in the consolidated statements of operations. During the year ended December 31, 2019, $2,297 of prepayment fees were incurred for facilities refinanced or repaid as a result of the sale of mortgaged vessels which are also included under “Loss on debt extinguishment” in the consolidated statements of operations.